Finance Lease Liabilities (Details Narrative) - USD ($)	Dec. 25, 2020	Mar. 31, 2021
Accumulated interest on the leased equipment		$ 30,307
Lease Back Agreement [Member]
Sale of plant and machines, value	$ 300,000
Lease Back Agreement [Member] | RMB [Member]
Sale of plant and machines, value	$ 2,000,000